Income Taxes (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balances at beginning balance	$ 1,697	$ 1,554
(Decrease) increase for positions taken in prior years	(1,476)	143
Balances at ending balance	$ 221	$ 1,697